Notes Payable and Other Debt - Summary of the Scheduled Maturities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 6,798	$ 7,010
2026	8,528	8,613
2027	1,334	1,322
2028	1,408	1,393
2029	1,484	1,469
Thereafter	30,581	30,907
Subtotal	50,133	50,714	$ 51,802
Less: Unamortized discounts	105	107	$ 113
Less: deferred financing costs, net	(869)	(1,000)
Total notes and other debt	$ 49,159	$ 49,721